CURRENT AND LONG-TERM RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
CURRENT AND LONG-TERM RECEIVABLES
NOTE 4. CURRENT AND LONG-TERM RECEIVABLES

CURRENT RECEIVABLES – NET	March 31, 2024	December 31, 2023

Customer receivables	$5,590	$5,952
Non-income based tax receivables	1,101	1,048
Supplier advances and other receivables	817	924
Other receivables	$1,917	$1,972

Allowance for credit losses	(516)	(515)
Total current receivables – net	$6,992	$7,409
Activity in the allowance for credit losses related to current receivables for the three months ended March 31, 2024 and 2023, respectively, consists of the following:

ALLOWANCE FOR CREDIT LOSSES	2024	2023
Balance as of January 1	$515	$674
Net additions (releases) charged to costs and expenses	(1)	(6)
Write-offs, net	—	(24)
Foreign exchange and other	2	7
Balance as of March 31	$516	$651
Sales of customer receivables.
From time to time, the Company sells current or long-term receivables to third parties in response to customer-sponsored requests or programs, to facilitate sales, or for risk mitigation purposes. The Company sold current customer receivables to third parties and subsequently collected $221 million and $241 million in the three months ended March 31, 2024 and 2023, respectively. Within these programs, primarily related to our participation in customer-sponsored supply chain finance programs in Wind, the Company has no continuing involvement, fees associated with the transferred receivables are covered by the customer and cash is received at the original invoice due date. Included in the sales of customer receivables in the three months ended March 31, 2023 was $77 million in our Gas Power business within our Power segment, primarily for risk mitigation purposes.

LONG-TERM RECEIVABLES	March 31, 2024	December 31, 2023
Long-term customer receivables	$300	$316
Supplier advances	239	243
Non-income based tax receivables	134	136
Other receivables	198	190
Allowance for credit losses	(177)	(184)
Total long-term receivables – net	$694	$701

NOTE 4. CURRENT AND LONG-TERM RECEIVABLES

Current Receivables – net
As of December 31,	2023	2022
Customer receivables	$5,952	$5,676
Non-income based tax receivables	1,048	981
Supplier advances and other receivables	924	517
Other receivables	$1,972	$1,498
Allowance for credit losses	(515)	(674)
Total current receivables – net	$7,409	$6,500

Activity in the allowance for credit losses related to current receivables for the years ended December 31, 2023, 2022 and 2021 consists of the following:

Allowance for Credit Losses
Balance as of January 1, 2021	$716
Net additions (releases) charged to costs and expenses	151
Write-offs, net	(73)
Foreign exchange and other	(23)
Balance as of December 31, 2021	$771
Net additions (releases) charged to costs and expenses	9
Write-offs, net	(11)
Foreign exchange and other(a)	(95)
Balance as of December 31, 2022	$674
Net additions (releases) charged to costs and expenses	(7)
Write-offs, net	(163)
Foreign exchange and other	11
Balance as of December 31, 2023	$515

(a)	Includes a reclassification of $73 million from current to long-term allowance due to a revised customer settlement schedule.
Sales of customer receivables.
From time to time, the Company sells current or long-term receivables to third parties in response to customer-sponsored requests or programs, to facilitate sales, or for risk mitigation purposes. The Company sold current customer receivables to third parties and subsequently collected $1,590 million, $1,624 million and $1,304 million during the years ended December 31, 2023, 2022 and 2021, respectively. Within these programs, primarily related to our participation in customer-sponsored supply chain finance programs in Wind, the Company has no continuing involvement, fees associated with the transferred receivables are covered by the customer, and cash is received at the original invoice due date. Included in the sales of customer receivables in the year ended December 31, 2023 was $82 million in our Gas Power business within our Power segment, primarily for risk mitigation purposes.

Long-term Receivables
As of December 31,	2023	2022
Long-term customer receivables(a)	$316	$350
Supplier advances	243	231
Non-income based tax receivables	136	198
Other receivables	190	156
Allowance for credit losses	(184)	(192)
Total long-term receivables – net	$701	$743

(a)
The Company sold $83 million of long-term receivables to third parties during the year ended December 31, 2022, primarily in our Gas Power business within our Power segment for risk mitigation purposes.